Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of voyage expenses and commissions
Voyage expenses and commissions

(in thousands of USD)	2025	2024	2023
Commissions paid	(25,795)	(16,643)	(15,202)
Bunkers	(234,910)	(118,446)	(101,795)
Other voyage related expenses	(101,450)	(39,221)	(25,093)
Total voyage expenses and commissions	(362,155)	(174,310)	(142,090)

Schedule of vessel operating expenses	Vessel operating expenses

(in thousands of USD)	2025	2024	2023
Operating expenses	(386,679)	(185,327)	(210,527)
Insurance	(33,730)	(14,319)	(20,506)
Total vessel operating expenses	(420,409)	(199,646)	(231,033)

Schedule of general and administrative expenses
General and administrative expenses

(in thousands of USD)	2025	2024	2023
Wages and salaries	(31,662)	(20,797)	(10,342)
Social security costs	(4,141)	(3,293)	(1,204)
Provision for employee benefits	(66)	13	140
Equity-settled share-based payments (Note 23)	—	—	(3,945)
Other employee benefits	(3,611)	(2,019)	(1,047)
Capitalized costs	—	960	—
Employee benefits	(39,480)	(25,136)	(16,398)
Administrative expenses	(100,272)	(50,272)	(42,766)
Tonnage Tax	(2,497)	(2,205)	(3,586)
Claims	—	(477)	(76)
Provisions	274	324	294
Total general and administrative expenses	(141,975)	(77,766)	(62,532)

Average number of full time equivalents (shore staff including ship management)	302.26	285.24	198.47